SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On April 7, 2026, the Company entered into several agreements in relation to the potential business combination plan with Cayson Acquisition Corp. The Company entered into two Securities Purchase Agreements with two purchasers (the “Purchasers”) respectively, that the Company agreed to issue and sell to the Purchasers, and the Purchasers agreed to purchase certain ordinary shares of the Company (the “Shares”) in a private placement (the “PIPE Financing”). Since the closing of the PIPE Financing is conditioned upon, and shall occur substantially concurrently with the closing of business combination, hence, the Company entered into a Registration Rights Agreement that agreed to grant the Purchasers certain registration rights with respect to the Shares.

On April 7, 2026, in connection with the PIPE Financing, the Company also entered into a Lock-up agreement with the Purchasers (or the “Holder”) that they agreed that they will not (i) offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any ordinary shares or interest therein beneficially owned or owned of record by such Holder, including any ordinary shares or interest therein hereafter acquired (collectively, “Lock-Up Shares”), or enter into a transaction that would have the same effect, (ii) enter into any swap, hedge or other arrangement that transfers, in whole or in part, any of the economic consequences of ownership of such Lock-up Shares, whether any of these transactions are to be settled by delivery of any such Lock-up Shares, in cash or otherwise, including any short sale, or (iii) publicly disclose the intention to make any offer, sale, pledge or disposition, or to enter into any transaction, swap, hedge or other arrangement any Lock-Up Shares for the period commencing on the closing date and ending date as described in the agreement.

The Group has assessed all events up through the date of these consolidated financial statements are available to be issued, there are no other material subsequent events that require disclosure in these consolidated financial statements.

Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through the date that the financial statements were issued. Based upon this review, the Company identify the following subsequent events that would have required adjustment or disclosure in the financial statements:

On March 18, 2026, the Company held an extraordinary general meeting virtually, solely with respect to voting on (i) the proposal to extend the date by which the Company must complete its initial business combination on a monthly basis, up to twelve (12) months (or until March 23, 2027) (the “Extended Date”), (ii) the proposal to remove the limitation that the Company shall not redeem public shares to the extent that such redemptions would cause the Company’s net tangible assets to be less than $5,000,001 (the “Redemption Limitation Proposal”), and (iii) the proposal to amend the Company’s investment management trust agreement, dated September 19, 2024, by and between the Company and the Trustee to allow the Company to extend the Termination Date up to twelve time from the Termination Date to March 23, 2027 with all twelve extensions comprised of one month each by providing five days’ advance notice to the Trustee and depositing into the Trust Account a payment of $125,000 per extension (the “Extension Payment”) until March 23, 2027.

In connection with the vote to approve the 2026 Extension Amendment Proposal and the Redemption Limitation Proposal at the Extraordinary General Meeting on March 18, 2026, the holders of 2,541,908 Ordinary Shares properly exercised their rights to redeem their shares for cash at a redemption price of approximately $10.83 per share, for an aggregate redemption amount of approximately $27,536,646.

On March 18, 2026, Mango Financial, the party to entered the Merger Agreement with the Company (see Note 1- Proposed Business Combination), issued an unsecured promissory note to the Company, pursuant to which the Company borrowed an aggregate principal amount of $750,000 (the “Mango Extension Note 3”). The first $125,000 of such amount was loaned to the Company and the Company deposited such amount into the trust account established by the Company in connection with its initial public offering pursuant to the Company’s Amended and Restated Memorandum and Articles of Association and trust agreement, as amended, governing the trust account in order to extend the time that the Company has to consummate an initial business combination (a “Business Combination”) as described below. The loan is evidenced by a promissory note (the “Note”) issued by the Company to Mango Financial. The Note bears no interest and is repayable in full upon consummation of a Business Combination.

On March 19, 2026, $125,000 was deposited into the Trust Account to extend the deadline from March 23, 2026 to April 23, 2026.

On April 22, 2026, Mango Financial loaned the second $125,000 of $750,000 (the “Mango Extension Note 3”) to the Company and the Company deposited such amount into the trust account in order to extend the time that the Company has to consummate an initial business combination from April 23, 2026, to May 23, 2026.